                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7992
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                               MFS SERIES TRUST XI
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2005
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

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) MID CAP VALUE FUND                                               3/31/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                21
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       45
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      59
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               60
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      60
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year. They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the recent performance of our funds. For the 12 months ended March 31, 2005, 68% of MFS domestic equity funds, 88% of MFS international equity funds, and 90% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: 69% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended March 31, 2005.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    May 16, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     98.2%
              Cash & Other Net Assets                     1.8%

              TOP TEN HOLDINGS

              Smurfit-Stone Container Corp.               2.3%
              ------------------------------------------------
              Owens-Illinois, Inc.                        2.1%
              ------------------------------------------------
              Bowater, Inc.                               1.9%
              ------------------------------------------------
              Devon Energy Corp.                          1.8%
              ------------------------------------------------
              Media General, Inc., "A"                    1.6%
              ------------------------------------------------
              GlobalSantaFe Corp.                         1.6%
              ------------------------------------------------
              Ameritrade Holding Corp.                    1.5%
              ------------------------------------------------
              Sovereign Bancorp, Inc.                     1.5%
              ------------------------------------------------
              Zions Bancorporation                        1.4%
              ------------------------------------------------
              North Fork Bancorporation, Inc.             1.4%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         23.2%
              -----------------------------------------------
              Leisure                                    11.3
              -----------------------------------------------
              Energy                                     10.3
              -----------------------------------------------
              Basic Materials                            10.2
              -----------------------------------------------
              Technology                                  8.7
              -----------------------------------------------
              Health Care                                 7.9
              -----------------------------------------------
              Retailing                                   7.6
              -----------------------------------------------
              Utilities & Communications                  7.4
              -----------------------------------------------
              Industrial Goods & Services                 4.4
              -----------------------------------------------
              Autos & Housing                             3.1
              -----------------------------------------------
              Special Products & Services                 2.3
              -----------------------------------------------
              Consumer Staples                            0.9
              -----------------------------------------------
              Transportation                              0.9
              -----------------------------------------------

Percentages are based on net assets as of 3/31/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended March 31, 2005, Class A shares of the MFS Mid Cap Value Fund provided a total return of 10.71%, at net asset value. In comparison, the fund's benchmark, the Russell Midcap Value Index, returned 14.34%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations that MFS believes are undervalued in the market relative to their long-term potential.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended March 31, 2005. Investors endured skyrocketing oil prices, a volatile and retreating U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the end, fundamental economic factors triumphed and most equity markets delivered positive results for the period as a whole.

DETRACTORS FROM PERFORMANCE

Stock selection and, to a lesser extent, our overweighted position in the technology sector was the largest detractor to performance relative to the fund's benchmark the Russell Midcap Value Index. Our position in Solectron (not an index constituent) dampened results as that stock's value decreased measurably. Also, our avoidance of index constituent Apple Computer hurt performance as that stock more than doubled in value over the period.

Stock selection in the retailing and leisure sectors also detracted from results. Our returns in both sectors lagged that of the overall index. Our holding of apparel maker Kellwood Co. (not an index constituent) held back results as that stock proved disappointing over the period. Although leisure was a top detracting sector, no individual leisure stocks were among the fund's top detractors over the period.

Other detractors consisted of financial services firms Ameritrade Holding, Friedman, Billings, Ramsey Group and Countrywide Financial. Elsewhere, our decision not to hold the utilities company TXU Corp., and energy firm Valero Energy (both of which are held in the index) hurt results as those stocks increased in value significantly during the period. Other stocks that detracted from relative results included our overweighted positions in special products and services firm SIRVA, Inc., and basic materials firm Smurfit-Stone Container.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the autos and housing sector boosted results relative to the fund's benchmark. Within the sector, our decision to avoid vehicle electronics firm Delphi (an index constituent) aided results.

Underweighting the financial services industry also aided results. Positions within the sector that contributed to performance included our holdings in Legg Mason, and avoiding poor-performing AON Corp.

Industrial goods and services was a top contributing sector, however, no individual stocks within the sector were among the fund's top contributors over the period.

Stocks in other sectors that aided relative results included our overweighted positions in basic materials firm Owens-Illinois and energy firms Devon Energy, GlobalSantaFe, and Range Resources. Other positive stories included health care concern Community Health Systems, telecommunications firm Andrew Corp.* and consumer staples company Smithfield Foods.*

    Respectfully,

/s/ Constantinos G. Mokas

    Constantinos G. Mokas
    Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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PERFORMANCE SUMMARY THROUGH 3/31/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

------------------------
Average annual
without sales charge
------------------------

                        Class
   Share class     inception date     6-mo       1-yr       3-yr       Life*
------------------------------------------------------------------------------
        A              8/31/01         10.71%     11.82%      9.11%     11.01%
------------------------------------------------------------------------------
        B             11/01/01         10.42%     11.20%      8.44%     10.41%
------------------------------------------------------------------------------
        C             11/01/01         10.33%     11.10%      8.44%     10.40%
------------------------------------------------------------------------------
        I             11/01/01         10.85%     12.21%      9.50%     11.40%
------------------------------------------------------------------------------
        R**           12/31/02         10.57%     11.76%      9.05%     10.96%
------------------------------------------------------------------------------
       R3**           10/31/03         10.46%     11.40%      8.88%     10.81%
------------------------------------------------------------------------------
      529A             7/31/02         10.54%     11.57%      8.84%     10.78%
------------------------------------------------------------------------------
      529B             7/31/02         10.15%     10.84%      8.20%     10.23%
------------------------------------------------------------------------------
      529C             7/31/02         10.21%     10.90%      8.28%     10.30%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks                  6-mo       1-yr       3-yr       Life*
------------------------------------------------------------------------------
Average mid-cap value fund+            11.68%     12.84%     10.25%     11.69%
------------------------------------------------------------------------------
Russell Midcap Value Index#            14.34%     18.34%     12.96%     13.54%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
        A                               4.35%      5.39%      6.98%      9.19%
------------------------------------------------------------------------------
        B                               6.42%      7.20%      7.58%      9.75%
------------------------------------------------------------------------------
        C                               9.33%     10.10%      8.44%     10.40%
------------------------------------------------------------------------------
      529A                              4.19%      5.15%      6.71%      8.96%
------------------------------------------------------------------------------
      529B                              6.15%      6.84%      7.34%      9.58%
------------------------------------------------------------------------------
      529C                              9.21%      9.90%      8.28%     10.30%
------------------------------------------------------------------------------
I, R and R3 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
        A                              10.71%     11.82%     29.91%     45.42%
------------------------------------------------------------------------------
        B                              10.42%     11.20%     27.51%     42.58%
------------------------------------------------------------------------------
        C                              10.33%     11.10%     27.50%     42.58%
------------------------------------------------------------------------------
        I                              10.85%     12.21%     31.28%     47.23%
------------------------------------------------------------------------------
        R**                            10.57%     11.76%     29.68%     45.16%
------------------------------------------------------------------------------
       R3**                            10.46%     11.40%     29.06%     44.47%
------------------------------------------------------------------------------
      529A                             10.54%     11.57%     28.92%     44.30%
------------------------------------------------------------------------------
      529B                             10.15%     10.84%     26.67%     41.79%
------------------------------------------------------------------------------
      529C                             10.21%     10.90%     26.94%     42.09%
------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, August 31, 2001, through March 31, 2005. Index information is from September 1, 2001.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

INDEX DEFINITION

Russell Midcap Value Index - is constructed to provide a comprehensive barometer for the value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

R1, R2, R4 and R5 shares were available for sale on April 1, 2005. Therefore, no performance information is available.

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing shareholders. Class I and Class R3 shares have no initial sales charge or CDSC. Class I shares are available only to certain investors, and Class R3 shares are available only to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio is subject to market risk, which is the risk that the price of a security held by the fund may decline due to changing economic, political or market conditions, or disappointing earnings results.

The fund may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Prices of value company securities held by the fund may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. If anticipated events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of value company securities may not rise as expected or may fall. Investments in medium-capitalization companies can be riskier and more volatile than investments in companies with larger market capitalizations.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax deferred or exempt vehicle (such as an IRA). Frequent trading also increases transaction costs, which could detract from the fund's performance.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The fund may participate in the initial public offering (IPO) market, and a significant portion of the fund's returns may be attributable to its investment in IPO's, which may have a magnified investment performance impact during the periods when the fund has a small asset base. Like any past performance, there is no assurance that, as the fund's assets grow, it will continue to experience substantially similar performance by investment in IPOs.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
OCTOBER 1, 2004, THROUGH MARCH 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
--------------------------------------------------------------------------------
        Actual              1.36%      $1,000          $1,107            $7.14
  A     -----------------------------------------------------------------------
        Hypothetical*       1.36%      $1,000          $1,018            $6.84
-------------------------------------------------------------------------------
        Actual              2.01%      $1,000          $1,104           $10.54
  B    ------------------------------------------------------------------------
        Hypothetical*       2.01%      $1,000          $1,015           $10.10
-------------------------------------------------------------------------------
        Actual              2.01%      $1,000          $1,103           $10.54
  C     -----------------------------------------------------------------------
        Hypothetical*       2.01%      $1,000          $1,015           $10.10
-------------------------------------------------------------------------------
        Actual              1.01%      $1,000          $1,109            $5.31
  I     -----------------------------------------------------------------------
        Hypothetical*       1.01%      $1,000          $1,020            $5.09
-------------------------------------------------------------------------------
        Actual              1.55%      $1,000          $1,106            $8.14
  R1    -----------------------------------------------------------------------
        Hypothetical*       1.55%      $1,000          $1,017            $7.79
-------------------------------------------------------------------------------
        Actual              1.79%      $1,000          $1,105            $9.39
  R2    -----------------------------------------------------------------------
        Hypothetical*       1.79%      $1,000          $1,016            $9.00
-------------------------------------------------------------------------------
        Actual              1.61%      $1,000          $1,105            $8.45
  529A  -----------------------------------------------------------------------
        Hypothetical*       1.61%      $1,000          $1,017            $8.10
-------------------------------------------------------------------------------
        Actual              2.26%      $1,000          $1,102           $11.84
  529B  -----------------------------------------------------------------------
        Hypothetical*       2.26%      $1,000          $1,014           $11.35
-------------------------------------------------------------------------------
        Actual              2.27%      $1,000          $1,102           $11.90
  529C  -----------------------------------------------------------------------
        Hypothetical*       2.27%      $1,000          $1,014           $11.40
-------------------------------------------------------------------------------

  * 5% class return per year before expenses.

 ** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

*** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares." The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.2%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Aerospace - 1.0%
----------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                             83,000       $5,930,350
----------------------------------------------------------------------------------------------

Apparel Manufacturers - 2.2%
----------------------------------------------------------------------------------------------
Kellwood Co.                                                          100,000       $2,879,000
----------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                          136,000        5,276,800
----------------------------------------------------------------------------------------------
Reebok International Ltd.                                             109,000        4,828,700
----------------------------------------------------------------------------------------------
                                                                                   $12,984,500
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.9%
----------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                 200,000       $3,590,000
----------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                           200,000        6,492,000
----------------------------------------------------------------------------------------------
First Horizon National Corp.                                          200,000        8,158,000
----------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                           125,600        6,388,016
----------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                          300,000        4,200,000
----------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                       300,000        8,322,000
----------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                    150,000        7,722,000
----------------------------------------------------------------------------------------------
Signature Bank*                                                        59,260        1,570,983
----------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                               400,000        8,864,000
----------------------------------------------------------------------------------------------
TCF Financial Corp.                                                   250,000        6,787,500
----------------------------------------------------------------------------------------------
Zions Bancorporation                                                  125,000        8,627,500
----------------------------------------------------------------------------------------------
                                                                                   $70,721,999
----------------------------------------------------------------------------------------------
Biotechnology - 1.5%
----------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                      240,000       $5,714,400
----------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                          90,000        3,425,400
----------------------------------------------------------------------------------------------
                                                                                    $9,139,800
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.9%
----------------------------------------------------------------------------------------------
ADVO, Inc.                                                            109,000       $4,082,050
----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                           400,000        5,492,000
----------------------------------------------------------------------------------------------
Dex Media, Inc.                                                       250,000        5,162,500
----------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                      600,000        7,368,000
----------------------------------------------------------------------------------------------
Radio One, Inc., "D"*                                                 500,000        7,375,000
----------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                  210,000        5,814,900
----------------------------------------------------------------------------------------------
                                                                                   $35,294,450
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.9%
----------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                             900,000       $9,189,000
----------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"                                        150,000        4,246,500
----------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"                           400,000        6,348,000
----------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                       50,000        3,907,000
----------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                200,000        5,708,000
----------------------------------------------------------------------------------------------
                                                                                   $29,398,500
----------------------------------------------------------------------------------------------
Business Services - 2.3%
----------------------------------------------------------------------------------------------
Ceridian Corp.*                                                       300,000       $5,115,000
----------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                         150,000        5,970,000
----------------------------------------------------------------------------------------------
SIRVA, Inc.*                                                          400,000        2,844,000
----------------------------------------------------------------------------------------------
                                                                                   $13,929,000
----------------------------------------------------------------------------------------------
Chemicals - 1.9%
----------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                    273,600       $5,151,888
----------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                   90,000        6,436,800
----------------------------------------------------------------------------------------------
                                                                                   $11,588,688
----------------------------------------------------------------------------------------------
Computer Software - 3.6%
----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                               250,000       $5,435,000
----------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                 190,000        4,525,800
----------------------------------------------------------------------------------------------
McAfee, Inc.*                                                         250,000        5,640,000
----------------------------------------------------------------------------------------------
TIBCO Software, Inc.*                                                 800,000        5,960,000
----------------------------------------------------------------------------------------------
                                                                                   $21,560,800
----------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
----------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                             1,500,000       $6,060,000
----------------------------------------------------------------------------------------------

Construction - 3.1%
----------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                  70,000       $5,665,800
----------------------------------------------------------------------------------------------
Headwaters, Inc.*                                                     200,000        6,564,000
----------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                      87,000        6,405,810
----------------------------------------------------------------------------------------------
                                                                                   $18,635,610
----------------------------------------------------------------------------------------------
Containers - 4.4%
----------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                 500,000      $12,570,000
----------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                        900,000       13,923,000
----------------------------------------------------------------------------------------------
                                                                                   $26,493,000
----------------------------------------------------------------------------------------------
Electrical Equipment - 2.9%
----------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                    100,000       $5,110,000
----------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                  200,000        6,112,000
----------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                   100,000        6,227,000
----------------------------------------------------------------------------------------------
                                                                                   $17,449,000
----------------------------------------------------------------------------------------------
Electronics - 1.6%
----------------------------------------------------------------------------------------------
Diebold, Inc.                                                         120,000       $6,582,000
----------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                           100,000        2,971,000
----------------------------------------------------------------------------------------------
                                                                                    $9,553,000
----------------------------------------------------------------------------------------------
Energy - Independent - 6.2%
----------------------------------------------------------------------------------------------
Devon Energy Corp.                                                    225,000      $10,743,750
----------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                   150,000        7,311,000
----------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                              90,000        6,683,400
----------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                     90,000        6,121,800
----------------------------------------------------------------------------------------------
Range Resources Corp.                                                 250,000        5,840,000
----------------------------------------------------------------------------------------------
                                                                                   $36,699,950
----------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
----------------------------------------------------------------------------------------------
Kroger Co.*                                                           350,000       $5,610,500
----------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                       515,300        2,040,588
----------------------------------------------------------------------------------------------
                                                                                    $7,651,088
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
----------------------------------------------------------------------------------------------
Dean Foods Co.*                                                       150,000       $5,145,000
----------------------------------------------------------------------------------------------

Forest & Paper Products - 1.9%
----------------------------------------------------------------------------------------------
Bowater, Inc.                                                         300,000      $11,301,000
----------------------------------------------------------------------------------------------

General Merchandise - 1.0%
----------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                            200,000       $6,072,000
----------------------------------------------------------------------------------------------

Health Maintenance Organizations - 1.0%
----------------------------------------------------------------------------------------------
CIGNA Corp.                                                            70,000       $6,251,000
----------------------------------------------------------------------------------------------

Insurance - 4.5%
----------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                          60,000       $1,512,600
----------------------------------------------------------------------------------------------
Conseco, Inc.*                                                        400,000        8,168,000
----------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                     200,000        7,568,000
----------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                         163,100        4,488,512
----------------------------------------------------------------------------------------------
Safeco Corp.                                                          100,000        4,871,000
----------------------------------------------------------------------------------------------
                                                                                   $26,608,112
----------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
----------------------------------------------------------------------------------------------
Hasbro, Inc.                                                          350,000       $7,157,500
----------------------------------------------------------------------------------------------

Machinery & Tools - 0.5%
----------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                 44,000       $2,882,000
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.5%
----------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                         189,400       $6,079,740
----------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                       132,000        4,608,120
----------------------------------------------------------------------------------------------
Healthsouth Corp.*                                                    800,000        4,280,000
----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                               527,600        6,083,228
----------------------------------------------------------------------------------------------
                                                                                   $21,051,088
----------------------------------------------------------------------------------------------
Medical Equipment - 0.8%
----------------------------------------------------------------------------------------------
Inamed Corp.*                                                          65,000       $4,542,200
----------------------------------------------------------------------------------------------

Metals & Mining - 0.8%
----------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                    150,000       $4,549,287
----------------------------------------------------------------------------------------------

Natural Gas - Distribution - 1.5%
----------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                   140,000       $4,890,200
----------------------------------------------------------------------------------------------
Sempra Energy                                                         100,000        3,984,000
----------------------------------------------------------------------------------------------
                                                                                    $8,874,200
----------------------------------------------------------------------------------------------
Oil Services - 4.1%
----------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                 100,000       $5,721,000
----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   250,000        9,260,000
----------------------------------------------------------------------------------------------
Noble Corp.                                                            75,000        4,215,750
----------------------------------------------------------------------------------------------
Pride International, Inc.*                                            200,000        4,968,000
----------------------------------------------------------------------------------------------
                                                                                   $24,164,750
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.7%
----------------------------------------------------------------------------------------------
Solectron Corp.*                                                    1,200,000       $4,164,000
----------------------------------------------------------------------------------------------

Pharmaceuticals - 1.1%
----------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                  300,000       $6,765,000
----------------------------------------------------------------------------------------------

Printing & Publishing - 3.0%
----------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                           100,000       $4,029,000
----------------------------------------------------------------------------------------------
Media General, Inc., "A"                                              150,000        9,277,500
----------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                5,000        4,470,000
----------------------------------------------------------------------------------------------
                                                                                   $17,776,500
----------------------------------------------------------------------------------------------
Real Estate - 1.9%
----------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                50,000       $3,011,500
----------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                     215,100        3,514,734
----------------------------------------------------------------------------------------------
HomeBanc Corp.                                                        550,000        4,862,000
----------------------------------------------------------------------------------------------
                                                                                   $11,388,234
----------------------------------------------------------------------------------------------
Restaurants - 1.2%
----------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                              150,000       $6,868,500
----------------------------------------------------------------------------------------------

Specialty Chemicals - 1.2%
----------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                 250,000       $6,980,000
----------------------------------------------------------------------------------------------

Specialty Stores - 3.1%
----------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                       218,100       $7,306,350
----------------------------------------------------------------------------------------------
Regis Corp.                                                           150,000        6,139,500
----------------------------------------------------------------------------------------------
Sports Authority, Inc.*                                               180,000        4,950,000
----------------------------------------------------------------------------------------------
                                                                                   $18,395,850
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
----------------------------------------------------------------------------------------------
PanAmSat Holding Corp.                                                150,000       $2,550,000
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.8%
----------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                                       3,000,000       $5,970,000
----------------------------------------------------------------------------------------------
Avaya, Inc.*                                                          400,000        4,672,000
----------------------------------------------------------------------------------------------
                                                                                   $10,642,000
----------------------------------------------------------------------------------------------
Telephone Services - 3.1%
----------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                      125,000       $4,105,000
----------------------------------------------------------------------------------------------
IDT Corp., "B"*                                                       365,000        5,398,350
----------------------------------------------------------------------------------------------
MCI, Inc.                                                             250,000        6,230,000
----------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.*                                             200,000        2,760,000
----------------------------------------------------------------------------------------------
                                                                                   $18,493,350
----------------------------------------------------------------------------------------------
Trucking - 0.9%
----------------------------------------------------------------------------------------------
CNF, Inc.                                                             116,200       $5,436,998
----------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.4%
----------------------------------------------------------------------------------------------
Calpine Corp.*                                                        720,600       $2,017,680
----------------------------------------------------------------------------------------------
Cinergy Corp.                                                          98,000        3,970,960
----------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                     400,000        5,216,000
----------------------------------------------------------------------------------------------
FPL Group, Inc.                                                        84,200        3,380,630
----------------------------------------------------------------------------------------------
                                                                                   $14,585,270
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $547,963,252)                                      $585,733,574
----------------------------------------------------------------------------------------------

Short-Term Obligation - 0.3%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Societe Generale Time Deposit, 2.875%, due 4/01/05,
at Amortized Cost                                                  $1,684,000       $1,684,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $549,647,252)                                 $587,417,574
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                9,072,448
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $596,490,022
----------------------------------------------------------------------------------------------
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 3/31/05
ASSETS

Investments, at value (identified cost, $549,647,252)           $587,417,574
--------------------------------------------------------------------------------------------------
Cash                                                                   1,176
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                   13,154,539
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    3,904,558
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    585,711
--------------------------------------------------------------------------------------------------
Total assets                                                                          $605,063,558
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $7,756,533
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   683,079
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      12,194
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         27,816
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         5,139
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     257
--------------------------------------------------------------------------------------------------
  Program manager fee                                                      9
--------------------------------------------------------------------------------------------------
  Administrative service fee                                               6
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                88,503
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $8,573,536
--------------------------------------------------------------------------------------------------
Net assets                                                                            $596,490,022
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $524,996,441
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      37,770,597
--------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                 34,042,714
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (319,730)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $596,490,022
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               44,736,153
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $118,369,513
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               8,885,088
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $13.32
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.32)                                               $14.13
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $106,887,570
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               8,199,984
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $13.04
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $35,515,266
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,723,517
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $13.04
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $325,444,384
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              24,152,476
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.47
--------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                      $8,053,681
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 606,379
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.28
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                         $50,000
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,837
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.03
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $50,000
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,837
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.03
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares (formerly Class R2)

  Net assets                                                        $673,981
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  51,007
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.21
--------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                         $50,000
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,754
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.32
--------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                         $50,000
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,754
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.32
--------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                        $904,133
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  68,431
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $13.21
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.21)                                               $14.02
--------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $159,239
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  12,311
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.93
--------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $282,255
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  21,778
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.96
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares." In addition, on March 31, 2005, the fund established the following new Class R1 and Class R2 shares and Class R4 and Class R5 shares, which were available for sale to the public on April 1, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/05

NET INVESTMENT LOSS

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $3,099,306
--------------------------------------------------------------------------------------------------
  Interest                                                            120,766
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (7,256)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $3,212,816
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $2,000,936
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                6,158
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         358,329
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              180,948
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              507,605
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              155,384
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               10,606
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                               1,088
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             1,364
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                               752
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             1,076
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        974
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        188
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        269
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                   544
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   20,653
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        66,700
--------------------------------------------------------------------------------------------------
  Printing                                                             35,686
--------------------------------------------------------------------------------------------------
  Postage                                                              18,001
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        18,775
--------------------------------------------------------------------------------------------------
  Legal fees                                                            7,232
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       165,805
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $3,559,073
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (29,046)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (1,194)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $3,528,833
--------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(316,017)
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $40,888,933
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        23,078
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                  $40,912,011
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                      $9,408,817
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             275
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $9,409,092
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $50,321,103
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $50,005,086
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  3/31/05                  9/30/04
                                                              (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                             $(316,017)               $(647,034)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                          40,912,011               46,447,399
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            9,409,092               14,170,885
--------------------------------------------------------     ------------             ------------
Change in net assets from operations                          $50,005,086              $59,971,250
--------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign
currency transactions
--------------------------------------------------------------------------------------------------
  Class A                                                     $(8,797,219)                     $--
--------------------------------------------------------------------------------------------------
  Class B                                                      (8,915,181)                      --
--------------------------------------------------------------------------------------------------
  Class C                                                      (2,709,307)                      --
--------------------------------------------------------------------------------------------------
  Class I                                                     (24,365,961)                (268,460)
--------------------------------------------------------------------------------------------------
  Class R                                                        (230,955)                  (1,085)
--------------------------------------------------------------------------------------------------
  Class R3                                                        (21,100)                      (6)
--------------------------------------------------------------------------------------------------
  Class 529A                                                      (65,333)                      --
--------------------------------------------------------------------------------------------------
  Class 529B                                                      (13,148)                      --
--------------------------------------------------------------------------------------------------
  Class 529C                                                      (16,670)                      --
--------------------------------------------------------     ------------             ------------
Total distributions declared to shareholders                 $(45,134,874)               $(269,551)
--------------------------------------------------------     ------------             ------------
Change in net assets from fund share transactions            $141,931,741             $165,644,917
--------------------------------------------------------     ------------             ------------
Redemption fees                                                        $9                   $1,121
--------------------------------------------------------     ------------             ------------
Total change in net assets                                   $146,801,962             $225,347,737
--------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                       $449,688,060             $224,340,323
--------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $319,730 and $3,713, respectively)                   $596,490,022             $449,688,060
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                SIX MONTHS                    YEARS ENDED 9/30                        PERIOD
                                                     ENDED       ------------------------------------------            ENDED
CLASS A                                            3/31/05              2004            2003           2002          9/30/01*
                                               (UNAUDITED)
Net asset value, beginning of period                $13.13            $10.72           $8.56          $8.74           $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                   $(0.01)           $(0.02)          $0.01          $0.02            $0.02
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    1.43              2.43            2.15          (0.20)           (1.28)
-----------------------------------------------     ------            ------          ------         ------           ------
Total from investment operations                     $1.42             $2.41           $2.16         $(0.18)          $(1.26)
-----------------------------------------------     ------            ------          ------         ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                           $--               $--             $--         $(0.00)+++          $--
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                      (1.23)               --              --          (0.00)+++           --
-----------------------------------------------     ------            ------          ------         ------           ------
Total distributions declared to shareholders        $(1.23)              $--             $--         $(0.00)+++          $--
-----------------------------------------------     ------            ------          ------         ------           ------
Redemption fees added to paid-in capital#            $0.00+++          $0.00+++          $--            $--              $--
-----------------------------------------------     ------            ------          ------         ------           ------
Net asset value, end of period                      $13.32            $13.13          $10.72          $8.56            $8.74
-----------------------------------------------     ------            ------          ------         ------           ------
Total return (%)(+)&                                 10.71++           22.48           25.23          (2.03)          (12.60)++
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                SIX MONTHS                    YEARS ENDED 9/30                        PERIOD
                                                     ENDED       ------------------------------------------            ENDED
CLASS A (CONTINUED)                                3/31/05              2004            2003           2002          9/30/01*
                                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.36+             1.34            1.34           1.37             1.00+
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (0.15)+           (0.17)           0.10           0.22             2.24+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      65               128             158            113               66
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $118,370           $83,631         $47,603        $26,013             $262
----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                 $(0.01)^         $(0.02)         $(0.01)        $(0.02)          $(0.88)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.36+^           1.36            1.50           1.83           120.50+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (0.15)+^         (0.19)          (0.06)         (0.24)         (117.26)+
----------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                      SIX MONTHS             YEARS ENDED 9/30                  PERIOD
                                                           ENDED       -----------------------------            ENDED
CLASS B                                                  3/31/05              2004              2003          9/30/02*
                                                     (UNAUDITED)
Net asset value, beginning of period                      $12.91            $10.61             $8.53            $9.24^^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                  $(0.05)           $(0.10)           $(0.05)          $(0.04)
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.41              2.40              2.13            (0.67)
-----------------------------------------------------     ------            ------            ------           ------
Total from investment operations                           $1.36             $2.30             $2.08           $(0.71)
-----------------------------------------------------     ------            ------            ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                           $(1.23)              $--               $--           $(0.00)+++
-----------------------------------------------------     ------            ------            ------           ------
Redemption fees added to paid-in capital#                  $0.00+++          $0.00+++            $--              $--
-----------------------------------------------------     ------            ------            ------           ------
Net asset value, end of period                            $13.04            $12.91            $10.61            $8.53
-----------------------------------------------------     ------            ------            ------           ------
Total return (%)&                                          10.42++           21.68             24.38            (7.67)++^^
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                      SIX MONTHS             YEARS ENDED 9/30                  PERIOD
                                                           ENDED       -----------------------------            ENDED
CLASS B (CONTINUED)                                      3/31/05              2004              2003          9/30/02*
                                                     (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  2.01+             1.99              1.99             2.02+
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.80)+           (0.82)            (0.54)           (0.44)+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            65               128               158              113
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $106,888           $88,348           $65,799          $44,390
----------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by
    MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the
    fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                       $(0.05)^         $(0.10)           $(0.07)          $(0.09)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  2.01+^           2.01              2.14             2.48+
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.80)+^         (0.84)            (0.69)           (0.90)+
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class B shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The net asset value and total return previously reported as $9.37 and (8.95)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                      SIX MONTHS             YEARS ENDED 9/30                  PERIOD
                                                           ENDED       -----------------------------            ENDED
CLASS C                                                  3/31/05              2004              2003          9/30/02*
                                                     (UNAUDITED)
Net asset value, beginning of period                      $12.92            $10.61             $8.53            $9.24^^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                  $(0.05)           $(0.10)           $(0.05)          $(0.04)
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.40              2.41              2.13            (0.67)
-----------------------------------------------------     ------            ------            ------           ------
Total from investment operations                           $1.35             $2.31             $2.08           $(0.71)
-----------------------------------------------------     ------            ------            ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                           $(1.23)              $--               $--           $(0.00)+++
-----------------------------------------------------     ------            ------            ------           ------
Redemption fees added to paid-in capital#                  $0.00+++          $0.00+++            $--              $--
-----------------------------------------------------     ------            ------            ------           ------
Net asset value, end of period                            $13.04            $12.92            $10.61            $8.53
-----------------------------------------------------     ------            ------            ------           ------
Total return (%)&                                          10.33++           21.77             24.38            (7.67)++^^
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                      SIX MONTHS             YEARS ENDED 9/30                  PERIOD
                                                           ENDED       -----------------------------            ENDED
CLASS C (CONTINUED)                                      3/31/05              2004              2003          9/30/02*
                                                     (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  2.01+             1.99              1.99             2.02+
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.80)+           (0.82)            (0.54)           (0.46)+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            65               128               158              113
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $35,515           $25,482           $16,369          $11,348
----------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by
    MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the
    fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                       $(0.05)^         $(0.10)           $(0.07)          $(0.09)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  2.01+^           2.01              2.14             2.48+
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.80)+^         (0.84)            (0.69)           (0.92)+
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class C shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The net asset value and total return previously reported as $9.37 and (8.95)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                    SIX MONTHS              YEARS ENDED 9/30                    PERIOD
                                                         ENDED       -------------------------------             ENDED
CLASS I                                                3/31/05               2004               2003           9/30/02*
                                                   (UNAUDITED)
Net asset value, beginning of period                    $13.25             $10.80              $8.59             $9.24^^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                               $0.01              $0.02              $0.04             $0.06
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        1.44               2.45               2.17             (0.71)
---------------------------------------------------     ------             ------             ------            ------
Total from investment operations                         $1.45              $2.47              $2.21            $(0.65)
---------------------------------------------------     ------             ------             ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $--                $--                $--            $(0.00)+++
---------------------------------------------------     ------             ------             ------            ------
  From net realized gain on investments and
  foreign currency transactions                         $(1.23)            $(0.02)               $--            $(0.00)+++
---------------------------------------------------     ------             ------             ------            ------
Total distributions declared to shareholders            $(1.23)            $(0.02)               $--            $(0.00)+++
---------------------------------------------------     ------             ------             ------            ------
Redemption fees added to paid-in capital#                $0.00+++           $0.00+++             $--               $--
---------------------------------------------------     ------             ------             ------            ------
Net asset value, end of period                          $13.47             $13.25             $10.80             $8.59
---------------------------------------------------     ------             ------             ------            ------
Total return (%)&                                        10.85++            22.93              25.58             (6.89)++^^
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                    SIX MONTHS              YEARS ENDED 9/30                    PERIOD
                                                         ENDED       -------------------------------             ENDED
CLASS I (CONTINUED)                                    3/31/05               2004               2003           9/30/02*
                                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.01+              0.99               1.00              1.02+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.20+              0.18               0.43              0.99+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          65                128                158               113
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $325,444           $249,118            $93,944            $4,655
----------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006.
    In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                    $0.01^            $0.02              $0.03             $0.03
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                1.01+^            1.01               1.16              1.48+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.20+^            0.16               0.27              0.53+
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class I shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The net asset value and total return previously reported as $9.37 and (8.18)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)**                             3/31/05               9/30/04                9/30/03*
                                                      (UNAUDITED)
Net asset value, beginning of period                       $13.11                $10.72                  $9.11^^
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                   $(0.02)               $(0.04)                $(0.00)+++
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       1.42                  2.44                   1.61++++
------------------------------------------------------     ------                ------                 ------
Total from investment operations                            $1.40                 $2.40                  $1.61
------------------------------------------------------     ------                ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                    $(1.23)               $(0.01)                   $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++              $0.00+++                 $--
------------------------------------------------------     ------                ------                 ------
Net asset value, end of period                             $13.28                $13.11                 $10.72
------------------------------------------------------     ------                ------                 ------
Total return (%)&                                           10.57++               22.43                  17.67++^^
--------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)** (CONTINUED)                 3/31/05               9/30/04                9/30/03*
                                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.55+                 1.50                   1.49+
--------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.26)+               (0.30)                 (0.06)+
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             65                   128                    158
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $8,054                $1,941                   $260
--------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31,
    2005. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.02)^             $(0.04)                $(0.02)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.55+^               1.52                   1.65+
--------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.26)+^             (0.32)                 (0.22)+
--------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class R shares, December 31, 2002, through September 30, 2003.
  ** Effective April 1, 2005, Class R1 shares have been renamed Class R.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
++++ The per share amount is not in accordance with the net realized and unrealized gain/ loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
   & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  ^^ The net asset value and total return previously reported as $9.16 and 17.03%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)**                                         3/31/05                9/30/04*
                                                                   (UNAUDITED)
Net asset value, beginning of period                                    $13.06                 $11.39^^
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.04)                $(0.06)
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                                        1.42                   1.74++++
-------------------------------------------------------------------     ------                 ------
Total from investment operations                                         $1.38                  $1.68
-------------------------------------------------------------------     ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                                         $(1.23)                $(0.01)
-----------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                $0.00+++               $0.00+++
-------------------------------------------------------------------     ------                 ------
Net asset value, end of period                                          $13.21                 $13.06
-------------------------------------------------------------------     ------                 ------
Total return (%)&                                                        10.46++                14.79++^^
-----------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)** (CONTINUED)                             3/31/05                9/30/04*
                                                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.79+                  1.76+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.59)+                (0.62)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                          65                    128
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $674                   $212
-----------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.04)^              $(0.06)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                1.79+^                1.78+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.59)+^              (0.64)+
-----------------------------------------------------------------------------------------------------
   * For the period from the inception of Class R3 shares, October 31, 2003, through
     September 30, 2004.
  ** Effective April 1, 2005, Class R2 shares have been renamed Class R3.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
++++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
   & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   ^ The reimbursement impact per share amount and ratios weres less than $0.01 and 0.01%, respectively.
^^   The net asset value and total return previously reported as $11.43 and 14.39%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529A                                          3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)
Net asset value, beginning of period                 $13.05             $10.68              $8.55                  $9.24^^
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)                    $(0.03)            $(0.05)            $(0.02)                 $0.01
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     1.42               2.42               2.15                  (0.70)
------------------------------------------------     ------             ------             ------                 ------
Total from investment operations                      $1.39              $2.37              $2.13                 $(0.69)
------------------------------------------------     ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                      $(1.23)               $--                $--                    $--
------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#             $0.00+++           $0.00+++             $--                    $--
------------------------------------------------     ------             ------             ------                 ------
Net asset value, end of period                       $13.21             $13.05             $10.68                  $8.55
------------------------------------------------     ------             ------             ------                 ------
Total return (%)(+)&                                  10.54++            22.19              24.91                  (7.47)++^^
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529A (CONTINUED)                              3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.61+              1.60               1.59                   1.62+
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (0.40)+            (0.42)             (0.18)                  0.50+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       65                128                158                    113
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $904               $643               $262                     $7
------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006.
    In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                         $(0.03)^          $(0.05)            $(0.03)                 $0.00+++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.61+^            1.62               1.75                   2.08+
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (0.40)+^          (0.44)             (0.34)                  0.04+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The net asset value and total return previously reported as $9.25 and (7.57)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529B                                          3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $12.84             $10.58              $8.52                  $9.22
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                             $(0.07)            $(0.13)            $(0.08)                $(0.00)+++
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized (loss) gain on
  investments and foreign currency                     1.39               2.39               2.14                  (0.70)
------------------------------------------------     ------             ------             ------                 ------
Total from investment operations                      $1.32              $2.26              $2.06                 $(0.70)
------------------------------------------------     ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                      $(1.23)               $--                $--                    $--
------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#             $0.00+++           $0.00+++             $--                    $--
------------------------------------------------     ------             ------             ------                 ------
Net asset value, end of period                       $12.93             $12.84             $10.58                  $8.52
------------------------------------------------     ------             ------             ------                 ------
Total return (%)&                                     10.15++            21.36              24.18                  (7.59)++
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529B (CONTINUED)                              3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                             2.26+              2.24               2.24                   2.27+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.05)+            (1.07)             (0.82)                 (0.20)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       65                128                158                    113
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $159               $135                $59                     $5
------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006.
    In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                  $(0.07)^          $(0.13)            $(0.10)                $(0.01)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             2.26+^            2.26               2.40                   2.73+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.05)+^          (1.09)             (0.98)                 (0.66)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529C                                          3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)
Net asset value, beginning of period                 $12.86             $10.59              $8.52                  $9.22^^
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                             $(0.07)            $(0.13)            $(0.08)                $(0.00)+++
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     1.40               2.40               2.15                  (0.70)
------------------------------------------------     ------             ------             ------                 ------
Total from investment operations                      $1.33              $2.27              $2.07                 $(0.70)
------------------------------------------------     ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                      $(1.23)               $--                $--                    $--
------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#             $0.00+++           $0.00+++             $--                    $--
------------------------------------------------     ------             ------             ------                 ------
Net asset value, end of period                       $12.96             $12.86             $10.59                  $8.52
------------------------------------------------     ------             ------             ------                 ------
Total return (%)&                                     10.21++            21.44              24.30                  (7.59)++^^
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529C (CONTINUED)                              3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             2.27+              2.24               2.24                   2.27+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.04)+            (1.06)             (0.85)                 (0.20)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       65                128                158                    113
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $282               $178                $44                     $5
------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006.
    In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                  $(0.07)^          $(0.13)            $(0.10)                $(0.01)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             2.27+^            2.26               2.40                   2.73+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.04)+^          (1.08)             (1.01)                 (0.66)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The net asset value and total return previously reported as $9.23 and (7.69)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2005, the fund's custodian fees were reduced by $8,077 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2005, the fund's miscellaneous expenses were reduced by $20,969 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, wash sales, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                             9/30/04        9/30/03
          Distributions declared from:
          ----------------------------------------------------------
            Ordinary income                 $269,551            $--
          ----------------------------------------------------------

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $27,125,462
          ----------------------------------------------------------
          Undistributed long-term capital gain            11,888,715
          ----------------------------------------------------------
          Unrealized appreciation                         27,634,747
          ----------------------------------------------------------
          Other temporary differences                        (25,555)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually for Class A, Class B, Class C, Class I, and Class R shares and o.50% annually for Class R3, Class 529A, Class 529B, and Class 529C shares. This arrangement is effected by MFS bearing all of the fund's Other Expenses (exclusive of Class R3 administrative service fee in the case of the Class R3 shares and tuition program manager fees in the case of the 529 share classes) during the fund's fiscal year, and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31, 2005. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $5,358, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the six months ended March 31, 2005, the fund paid MFS $20,653, equivalent to 0.00774% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services. The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $57,519 and $1,169 for the six months ended March 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares (Class R5 shares are not subject to the plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The new Class R1 and Class R2 shares and Class R4 and Class R5 shares, which were established on March 31, 2005, and were available for sale to the public on April 1, 2005, had no operating activity. The maximum distribution and service fees for each class of shares are as follows:

                                          CLASS A       CLASS B       CLASS C        CLASS R       CLASS R1       CLASS R2

Distribution Fee                            0.10%         0.75%         0.75%          0.25%          0.50%          0.25%
--------------------------------------------------------------------------------------------------------------------------
Service Fee                                 0.25%         0.25%         0.25%          0.25%          0.25%          0.25%
--------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                     0.35%         1.00%         1.00%          0.50%          0.75%          0.50%

                                         CLASS R3      CLASS R4     CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                            0.25%         0.00%          0.25%          0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------------
Service Fee                                 0.25%         0.25%          0.25%          0.25%          0.25%
--------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                     0.50%         0.25%          0.50%          1.00%          1.00%
--------------------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended March 31, 2005 amounted to:

                                                  CLASS A        CLASS B        CLASS C        CLASS R       CLASS R3

Service Fee Retained by MFD                        $2,278           $264           $206            $10            $--
--------------------------------------------------------------------------------------------------------------------------

                                               CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD                          $591            $14            $42
--------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended March 31, 2005 were as follows:

                                                            CLASS A        CLASS B        CLASS C        CLASS R

Effective Annual Percentage Rates                             0.35%          1.00%          1.00%          0.50%
--------------------------------------------------------------------------------------------------------------------------

                                                           CLASS R3     CLASS 529A     CLASS 529B     CLASS 529C

Effective Annual Percentage Rates                             0.50%          0.35%          1.00%          1.00%
--------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2005 were as follows:

                                                 CLASS A        CLASS B        CLASS C     CLASS 529B     CLASS 529C
Contingent Deferred Sales
Charges Imposed                                   $2,554       $112,943           $936            $--           $188
----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended March 31, 2005, the fund paid MFSC a fee of $260,574 for shareholder services which equated to 0.0977% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $52,349, and other costs paid by the fund directly to unaffiliated vendors for the six months ended March 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $440,822,541 and $341,079,204, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $550,395,852
          ----------------------------------------------------------
          Gross unrealized appreciation                  $56,593,362
          ----------------------------------------------------------
          Gross unrealized depreciation                  (19,571,640)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $37,021,722
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended 3/31/05            Year ended 9/30/04
                                            SHARES          AMOUNT           SHARES           AMOUNT

CLASS A SHARES
Shares sold                                 3,003,375      $40,808,638       4,107,516       $51,494,984
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 615,471        8,278,087              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,102,832)     (14,897,556)     (2,179,922)      (27,535,296)
---------------------------------------------------------------------------------------------------------
Net change                                  2,516,014      $34,189,169       1,927,594       $23,959,688
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 1,932,263      $25,711,300       2,831,033       $34,800,800
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 616,207        8,121,609              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,190,881)     (15,772,937)     (2,191,259)      (27,129,931)
---------------------------------------------------------------------------------------------------------
Net change                                  1,357,589      $18,059,972         639,774        $7,670,869
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                   795,918      $10,638,468       1,026,389       $12,711,531
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 181,133        2,389,140              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (226,294)      (3,002,927)       (596,090)       (7,403,467)
---------------------------------------------------------------------------------------------------------
Net change                                    750,757      $10,024,681         430,299        $5,308,064
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                 3,729,845      $50,555,344      10,169,305      $127,364,640
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               1,792,931       24,365,935          22,465           268,460
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (176,242)      (2,405,468)        (86,164)       (1,077,151)
---------------------------------------------------------------------------------------------------------
Net change                                  5,346,534      $72,515,811      10,105,606      $126,555,949
---------------------------------------------------------------------------------------------------------

CLASS R SHARES

Shares sold                                   483,547       $6,429,372         230,207        $2,780,682
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  16,112          216,231              92             1,085
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (41,388)        (554,191)       (106,453)       (1,310,117)
---------------------------------------------------------------------------------------------------------
Net change                                    458,271       $6,091,412         123,846        $1,471,650
---------------------------------------------------------------------------------------------------------

                                               Period ended 3/31/05***
                                               SHARES          AMOUNT
CLASS R1 SHARES

Shares sold                                     3,837          $50,000
-----------------------------------------------------------------------
Net change                                      3,837          $50,000
-----------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                     3,837          $50,000
-----------------------------------------------------------------------
Net change                                      3,837          $50,000
-----------------------------------------------------------------------

                                             Six months ended 3/31/05          Period ended 9/30/04*
                                              SHARES          AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES

Shares sold                                    60,178         $806,626          30,506          $371,498
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   1,580           21,100             0**                 6
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (26,996)        (361,449)        (14,262)         (174,359)
---------------------------------------------------------------------------------------------------------
Net change                                     34,762         $466,277          16,244          $197,145
---------------------------------------------------------------------------------------------------------

                                            Period ended 3/31/05***
                                            SHARES          AMOUNT
CLASS R4 SHARES

Shares sold                                     3,754          $50,000
-----------------------------------------------------------------------
Net change                                      3,754          $50,000
-----------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                     3,754          $50,000
-----------------------------------------------------------------------
Net change                                      3,754          $50,000
-----------------------------------------------------------------------

                                              Six months ended 3/31/05            Year ended 9/30/04
                                              SHARES          AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES

Shares sold                                    14,357         $193,663          25,613          $315,099
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   4,894           65,333              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                                (110)          (1,529)           (882)          (12,742)
---------------------------------------------------------------------------------------------------------
Net change                                     19,141         $257,467          24,731          $302,357
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                       776          $10,152           5,024           $60,832
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   1,005           13,149              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                                 (20)            (261)             (8)              (94)
---------------------------------------------------------------------------------------------------------
Net change                                      1,761          $23,040           5,016           $60,738
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                     8,176         $107,480           9,658          $118,556
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   1,270           16,670              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                              (1,473)         (20,238)             (8)              (99)
---------------------------------------------------------------------------------------------------------
Net change                                      7,973         $103,912           9,650          $118,457
---------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R3 shares, October 31, 2003, through September 30, 2004.
 ** Share amount was less than 1.
*** The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31,
    2005, and were available for sale to the public on April 1, 2005, had no operating activity.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 12.5%, 24.9%, and 16.4%, respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2005 was $1,841, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended March 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) -3/31/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Mid Cap Value Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                    NUMBER OF DOLLARS
                                           -----------------------------------
NOMINEE                                      AFFIRMATIVE    WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                    $499,682,691.97     $8,755,056.01
-------------------------------------------------------------------------------
David H. Gunning                           499,705,576.86      8,732,171.12
-------------------------------------------------------------------------------
William R. Gutow                           499,684,657.77      8,753,090.21
-------------------------------------------------------------------------------
Michael Hegarty                            499,551,638.26      8,886,109.72
-------------------------------------------------------------------------------
J. Atwood Ives                             499,776,875.73      8,660,872.25
-------------------------------------------------------------------------------
Amy B. Lane                                499,531,941.03      8,905,806.95
-------------------------------------------------------------------------------
Robert J. Manning                          499,738,594.75      8,699,153.23
-------------------------------------------------------------------------------
Lawrence T. Perera                         499,558,998.58      8,878,749.40
-------------------------------------------------------------------------------
Robert C. Pozen                            499,807,748.41      8,629,999.57
-------------------------------------------------------------------------------
J. Dale Sherratt                           499,681,096.34      8,756,651.64
-------------------------------------------------------------------------------
Laurie J. Thomsen                          499,630,109.61      8,807,638.37
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MDV-SEM-05/05 50M

MFS(R) UNION STANDARD EQUITY FUND                                       3/31/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                              1
                        --------------------------------------------------
                        PORTFOLIO COMPOSITION                            4
                        --------------------------------------------------
                        MANAGEMENT REVIEW                                5
                        --------------------------------------------------
                        PERFORMANCE SUMMARY                              8
                        --------------------------------------------------
                        EXPENSE TABLE                                   12
                        --------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                        14
                        --------------------------------------------------
                        FINANCIAL STATEMENTS                            19
                        --------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                   31
                        --------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                  41
                        --------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION           42
                        --------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                  42
                        --------------------------------------------------
                        CONTACT INFORMATION                     BACK COVER
                        --------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the recent performance of our funds. For the 12 months ended March 31, 2005, 68% of MFS domestic equity funds, 88% of MFS international equity funds, and 90% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: 69% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended March 31, 2005.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 16, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     97.6%
              Cash & Other Net Assets                     2.4%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           4.5%
              ------------------------------------------------
              General Electric Co.                        4.3%
              ------------------------------------------------
              Johnson & Johnson                           2.7%
              ------------------------------------------------
              Bank of America Corp.                       2.4%
              ------------------------------------------------
              Altria Group, Inc.                          2.2%
              ------------------------------------------------
              Microsoft Corp.                             2.1%
              ------------------------------------------------
              Procter & Gamble Co.                        2.0%
              ------------------------------------------------
              Intel Corp.                                 2.0%
              ------------------------------------------------
              Citigroup, Inc.                             1.7%
              ------------------------------------------------
              Dell, Inc.                                  1.7%
              ------------------------------------------------

              SECTOR HOLDINGS

              Financial Services                         15.3%
              ------------------------------------------------
              Technology                                 13.5%
              ------------------------------------------------
              Industrial Goods & Services                13.4%
              ------------------------------------------------
              Consumer Staples                           10.8%
              ------------------------------------------------
              Health Care                                 9.5%
              ------------------------------------------------
              Leisure                                     8.4%
              ------------------------------------------------
              Utilities & Communications                  8.0%
              ------------------------------------------------
              Energy                                      7.0%
              ------------------------------------------------
              Retailing                                   4.2%
              ------------------------------------------------
              Basic Materials                             3.4%
              ------------------------------------------------
              Transportation                              2.2%
              ------------------------------------------------
              Autos & Housing                             1.9%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended March 31, 2005, Class A shares of the MFS Union Standard Equity Fund provided a total return of 10.14%, at net asset value. In comparison, the fund's benchmark, the Standard and Poor's 500 Stock Index (the S&P 500), returned 6.88%. The fund will seek long-term growth of capital. The fund invests, under normal market conditions, at least 80% of its net assets plus borrowings (if any) for investment purposes in common stocks and related securities, of companies which have a unionized workforce and meet certain labor sensitivity guidelines (union sensitive companies), or do not have a unionized workforce but meet certain labor sensitivity guidelines and do not directly compete with companies with a unionized workforce (labor-sensitive companies). The fund focuses on companies which MFS believes possess opportunities for long-term growth with emphasis on progressive, well managed companies.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended March 31, 2005. Investors endured skyrocketing oil prices, a volatile and retreating U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the end, fundamental economic factors triumphed and most equity markets delivered positive results for the period as a whole.

CONTRIBUTORS TO PERFORMANCE

Our positions in the leisure, retailing, and industrial goods and services sectors boosted the portfolio's performance relative to the S&P 500. Stock selection in leisure was the strongest contributor. Casino operator Boyd Gaming (not an index constituent) was a top overall contributor in this group.

Stock selection was also supportive in retailing. Here, avoiding Wal-Mart Stores while focusing on Federated Department Stores helped relative performance. While our overall positioning in industrial goods and services was beneficial to relative performance, no individual stock in that sector was a top contributor.

In consumer staples, a combination of stock selection and an overweighted position in the sector aided results. Tobacco and food conglomerate Altria Group and agricultural processor Archer-Daniels-Midland* were particularly strong contributors in this area.

Elsewhere in the portfolio, avoiding insurance provider American International Group (an index constituent that underperformed the S&P 500) while holding electric power generator TXU, health care equipment and service provider HCA, railroad operator Burlington Northern Santa Fe, and CMS Energy yielded positive contributions to relative performance.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology sector detracted from relative results. The largest single detractor to relative performance was our position in virus protection software provider Symantec. Other technology names in the group that disappointed included online auctioneer eBay, and semiconductor device manufacturer Cree Inc*.

A combination of underweighting the group and stock selection held back relative results in the energy sector. Failing to fully participate in the appreciation of Marathon Oil's* stock price detracted from results in this area. Other negative contributors included residential mortgage lender Countrywide Financial and banking conglomerate J.P. Morgan Chase (both from the financial services sector), as well as telecom services provider Verizon Communications and diesel engine manufacturer Cummins.

While it averaged 2% of the fund during the period, our cash position held back relative performance. As with nearly all portfolios, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the S&P 500 - rose, holding any cash hurt relative performance. The index does not have a cash position.

    Respectfully,

/s/ James M. Perkins

    James M. Perkins
    Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class    inception date    6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
       A             8/07/97       10.14%   11.90%    3.63%    -1.91%    6.85%
------------------------------------------------------------------------------
       B             8/11/97        9.79%   11.15%    2.91%    -2.55%    6.34%
------------------------------------------------------------------------------
       C             8/11/97        9.84%   11.21%    2.95%    -2.54%    6.37%
------------------------------------------------------------------------------
       I             1/14/94       10.31%   12.27%    3.95%    -1.58%    7.14%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average large-cap
core fund+                          6.21%    4.03%    0.66%    -4.45%    8.87%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                              6.88%    6.69%    2.74%    -3.16%   10.79%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

  Share class                      6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
       A                            3.81%    5.47%    1.60%    -3.07%    6.21%
------------------------------------------------------------------------------
       B                            5.79%    7.15%    1.95%    -2.94%    6.34%
------------------------------------------------------------------------------
       C                            8.84%   10.21%    2.95%    -2.54%    6.37%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                           10.14%   11.90%   11.28%    -9.21%   93.89%
------------------------------------------------------------------------------
       B                            9.79%   11.15%    8.97%   -12.11%   84.97%
------------------------------------------------------------------------------
       C                            9.84%   11.21%    9.12%   -12.08%   85.35%
------------------------------------------------------------------------------
       I                           10.31%   12.27%   12.32%    -7.68%   99.38%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Standard & Poor's 500 Stock Index - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class I shares includes the performance of the fund's Class I shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio is susceptible to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

The portfolio may concentrate its investments primarily on labor sensitive companies. By doing so, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those companies than is a portfolio that invests more broadly.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The fund's investments may include securities trades in over-the-counter markets. Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC- listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the funds may experience difficulty buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM OCTOBER 1, 2004, THROUGH MARCH 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

--------------------------------------------------------------------------------
                                      Beginning     Ending          Expenses
                        Annualized     Account      Account       Paid During
                          Expense       Value        Value          Period**
                           Ratio       10/01/04     3/31/05     10/01/04-3/31/05
--------------------------------------------------------------------------------
         Actual            1.30%        $1,000       $1,101           $6.81
 A     -------------------------------------------------------------------------
         Hypothetical*     1.30%        $1,000       $1,018           $6.54
 -------------------------------------------------------------------------------
         Actual            1.95%        $1,000       $1,098          $10.20
 B     -------------------------------------------------------------------------
         Hypothetical*     1.95%        $1,000       $1,015           $9.80
 -------------------------------------------------------------------------------
         Actual            1.95%        $1,000       $1,098          $10.20
 C     -------------------------------------------------------------------------
         Hypothetical*     1.95%        $1,000       $1,015           $9.80
 -------------------------------------------------------------------------------
         Actual            0.95%        $1,000       $1,103           $4.98
 I     -------------------------------------------------------------------------
         Hypothetical*     0.95%        $1,000       $1,020           $4.78
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.6%
----------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES         $ VALUE
----------------------------------------------------------------------------------------------
Aerospace - 2.2%
----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    9,450        $577,017
----------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                   7,100         383,258
----------------------------------------------------------------------------------------------
                                                                                      $960,275
----------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
----------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                9,660        $457,787
----------------------------------------------------------------------------------------------

Automotive - 0.8%
----------------------------------------------------------------------------------------------
Ford Motor Co.                                                          30,300        $343,299
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 8.0%
----------------------------------------------------------------------------------------------
Bank of America Corp.                                                   23,996      $1,058,224
----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         16,830         756,340
----------------------------------------------------------------------------------------------
CompuCredit Corp.*                                                      12,100         322,102
----------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                             13,900         451,194
----------------------------------------------------------------------------------------------
Fannie Mae                                                               6,770         368,627
----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                 17,900         619,340
----------------------------------------------------------------------------------------------
                                                                                    $3,575,827
----------------------------------------------------------------------------------------------
Biotechnology - 0.7%
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                           5,700        $326,268
----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 5.7%
----------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                     18,453        $623,342
----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                      37,870         664,619
----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       16,547         576,332
----------------------------------------------------------------------------------------------
Walt Disney Co.                                                         23,800         683,774
----------------------------------------------------------------------------------------------
                                                                                    $2,548,067
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.6%
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               11,010        $623,166
----------------------------------------------------------------------------------------------
Morgan Stanley                                                           1,600          91,600
----------------------------------------------------------------------------------------------
                                                                                      $714,766
----------------------------------------------------------------------------------------------
Chemicals - 2.2%
----------------------------------------------------------------------------------------------
Dow Chemical Co.                                                         9,500        $473,575
----------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                     7,000         500,640
----------------------------------------------------------------------------------------------
                                                                                      $974,215
----------------------------------------------------------------------------------------------

Computer Software - 3.0%
----------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                    286          $7,751
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                         39,220         947,947
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                         18,000         383,940
----------------------------------------------------------------------------------------------
                                                                                    $1,339,638
----------------------------------------------------------------------------------------------
Computer Software - Systems - 3.6%
----------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                   13,000        $541,710
----------------------------------------------------------------------------------------------
Dell, Inc.*                                                             19,600         753,032
----------------------------------------------------------------------------------------------
Xerox Corp.*                                                            21,000         318,150
----------------------------------------------------------------------------------------------
                                                                                    $1,612,892
----------------------------------------------------------------------------------------------
Construction - 1.1%
----------------------------------------------------------------------------------------------
Masco Corp.                                                             13,600        $471,512
----------------------------------------------------------------------------------------------

Consumer Goods & Services - 4.3%
----------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                   10,800        $563,436
----------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                     7,340         482,458
----------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                    16,760         888,280
----------------------------------------------------------------------------------------------
                                                                                    $1,934,174
----------------------------------------------------------------------------------------------
Electrical Equipment - 5.6%
----------------------------------------------------------------------------------------------
A.O. Smith Corp.                                                         9,200        $265,604
----------------------------------------------------------------------------------------------
General Electric Co.                                                    53,370       1,924,522
----------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                5,700         322,848
----------------------------------------------------------------------------------------------
                                                                                    $2,512,974
----------------------------------------------------------------------------------------------
Electronics - 4.9%
----------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                      9,600        $355,584
----------------------------------------------------------------------------------------------
Intel Corp.                                                             37,600         873,448
----------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                       21,100         435,293
----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                 20,500         522,545
----------------------------------------------------------------------------------------------
                                                                                    $2,186,870
----------------------------------------------------------------------------------------------
Energy - Integrated - 7.0%
----------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                      7,400        $431,494
----------------------------------------------------------------------------------------------
ConocoPhillips                                                           6,500         700,960
----------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                       33,632       2,004,467
----------------------------------------------------------------------------------------------
                                                                                    $3,136,921
----------------------------------------------------------------------------------------------

Food & Drug Stores - 1.3%
----------------------------------------------------------------------------------------------
CVS Corp.                                                               10,540        $554,615
----------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 3.3%
----------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                             11,680        $239,674
----------------------------------------------------------------------------------------------
General Mills, Inc.                                                      9,800         481,670
----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                           14,100         747,723
----------------------------------------------------------------------------------------------
                                                                                    $1,469,067
----------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
----------------------------------------------------------------------------------------------
Boyd Gaming Corp.                                                        8,700        $453,705
----------------------------------------------------------------------------------------------

General Merchandise - 1.9%
----------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                   9,700        $428,546
----------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                        6,500         413,660
----------------------------------------------------------------------------------------------
                                                                                      $842,206
----------------------------------------------------------------------------------------------
Insurance - 5.7%
----------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                           12,800        $352,256
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                  5,900         404,504
----------------------------------------------------------------------------------------------
MetLife, Inc.                                                           13,200         516,120
----------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                           3,800         245,480
----------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                            9,400         345,262
----------------------------------------------------------------------------------------------
UNUMProvident Corp.                                                     26,100         444,222
----------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                     3,200         231,584
----------------------------------------------------------------------------------------------
                                                                                    $2,539,428
----------------------------------------------------------------------------------------------
Internet - 1.2%
----------------------------------------------------------------------------------------------
eBay, Inc.*                                                             14,000        $521,640
----------------------------------------------------------------------------------------------

Machinery & Tools - 5.6%
----------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                        6,000        $548,640
----------------------------------------------------------------------------------------------
Cummins, Inc.                                                            5,900         415,065
----------------------------------------------------------------------------------------------
Deere & Co.                                                              7,100         476,623
----------------------------------------------------------------------------------------------
Harsco Corp.                                                             6,800         405,348
----------------------------------------------------------------------------------------------
PACCAR, Inc.                                                             4,700         340,233
----------------------------------------------------------------------------------------------
Timken Co.                                                              11,900         325,346
----------------------------------------------------------------------------------------------
                                                                                    $2,511,255
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.4%
----------------------------------------------------------------------------------------------
HCA, Inc.                                                               12,000        $642,840
----------------------------------------------------------------------------------------------

Medical Equipment - 1.1%
----------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                   6,300        $490,203
----------------------------------------------------------------------------------------------

Pharmaceuticals - 6.3%
----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                          5,330        $277,693
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                       17,710       1,189,404
----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                       22,590         731,238
----------------------------------------------------------------------------------------------
Wyeth                                                                   14,960         631,013
----------------------------------------------------------------------------------------------
                                                                                    $2,829,348
----------------------------------------------------------------------------------------------
Railroad & Shipping - 2.2%
----------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                      10,680        $575,972
----------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                  11,320         419,406
----------------------------------------------------------------------------------------------
                                                                                      $995,378
----------------------------------------------------------------------------------------------
Restaurants - 1.7%
----------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                      11,000        $289,080
----------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                       9,030         467,844
----------------------------------------------------------------------------------------------
                                                                                      $756,924
----------------------------------------------------------------------------------------------
Specialty Chemicals - 1.2%
----------------------------------------------------------------------------------------------
Praxair, Inc.                                                           10,800        $516,888
----------------------------------------------------------------------------------------------

Specialty Stores - 1.0%
----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                          18,400        $453,192
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.8%
----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    20,760        $371,396
----------------------------------------------------------------------------------------------

Telephone Services - 4.7%
----------------------------------------------------------------------------------------------
BellSouth Corp.                                                         19,900        $523,171
----------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                        13,400         440,056
----------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                15,950         377,856
----------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                            20,840         739,820
----------------------------------------------------------------------------------------------
                                                                                    $2,080,903
----------------------------------------------------------------------------------------------

Tobacco - 2.2%
----------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      14,780        $966,464
----------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.3%
----------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                       37,000        $482,480
----------------------------------------------------------------------------------------------
PPL Corp.                                                                6,320         341,217
----------------------------------------------------------------------------------------------
TXU Corp.                                                                7,900         629,077
----------------------------------------------------------------------------------------------
                                                                                    $1,452,774
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $34,744,267)                                        $43,543,711
----------------------------------------------------------------------------------------------

Repurchase Agreement - 2.3%
----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT         $ VALUE
----------------------------------------------------------------------------------------------
Merrill Lynch, 2.8%, dated 3/31/05, due 4/01/05, total to be received $1,016,079 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                $1,016,000      $1,016,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $35,760,267)                                   $44,559,711
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                   48,218
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $44,607,929
----------------------------------------------------------------------------------------------
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 3/31/05

ASSETS

Investments, at value (identified cost, $35,760,267)              $44,559,711
--------------------------------------------------------------------------------------------------
Cash                                                                       93
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        12,390
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      53,549
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                      2,124
--------------------------------------------------------------------------------------------------
Other assets                                                              507
--------------------------------------------------------------------------------------------------
Total assets                                                                           $44,628,374
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                     $8,636
--------------------------------------------------------------------------------------------------

Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                          793
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                            165
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 10,851
--------------------------------------------------------------------------------------------------
Total liabilities                                                                          $20,445
--------------------------------------------------------------------------------------------------
Net assets                                                                             $44,607,929
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $47,906,980
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                              8,799,444
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                      (12,394,097)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                       295,602
--------------------------------------------------------------------------------------------------
Net assets                                                                             $44,607,929
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                3,748,395
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                       $8,839,552
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  745,349
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $11.86
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.86)                                               $12.58
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $2,280,476
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  195,546
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $11.66
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                         $676,015
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   58,124
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $11.63
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $32,811,886
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                2,749,376
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $11.93
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/05

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                           $522,520
--------------------------------------------------------------------------------------------------
  Interest                                                               9,250
--------------------------------------------------------------------------------------------------
Total investment income                                                                   $531,770
--------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                      $141,205
--------------------------------------------------------------------------------------------------
  Trustees" compensation                                                   571
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           38,592
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                14,817
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                11,648
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 3,428
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     1,625
--------------------------------------------------------------------------------------------------
  Custodian fee                                                          9,842
--------------------------------------------------------------------------------------------------
  Printing                                                              13,648
--------------------------------------------------------------------------------------------------
  Postage                                                                  426
--------------------------------------------------------------------------------------------------
  Auditing fees                                                         22,920
--------------------------------------------------------------------------------------------------
  Legal fees                                                             1,615
--------------------------------------------------------------------------------------------------
  Registration fees                                                     23,856
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                          7,458
--------------------------------------------------------------------------------------------------
Total expenses                                                                            $291,651
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (842)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (54,642)
--------------------------------------------------------------------------------------------------
Net expenses                                                                              $236,167
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $295,603
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis) on investment
transactions                                                                              $584,030
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                        $3,280,162
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                         $3,864,192
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $4,159,795
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                          SIX MONTHS ENDED              YEAR ENDED
                                                                   3/31/05                 9/30/04
                                                               (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                             $295,603                $295,041
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                   584,030               2,663,976
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments                               3,280,162               2,245,189
------------------------------------------------------------  ------------                  ------
Change in net assets from operations                            $4,159,795              $5,204,206
------------------------------------------------------------  ------------                  ------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Class A                                                         $(41,590)               $(39,787)
--------------------------------------------------------------------------------------------------
  Class C                                                             (128)                     --
--------------------------------------------------------------------------------------------------
  Class I                                                         (253,274)               (230,276)
------------------------------------------------------------  ------------                  ------
Total distributions declared to shareholders                     $(294,992)              $(270,063)
------------------------------------------------------------  ------------                  ------
Change in net assets from fund share transactions                 $261,339                $556,634
------------------------------------------------------------  ------------                  ------
Redemption fees                                                        $20                     $--
------------------------------------------------------------  ------------                  ------
Total change in net assets                                      $4,126,162              $5,490,777
--------------------------------------------------------------------------                  ------

NET ASSETS

At beginning of period                                         $40,481,767             $34,990,990
--------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $295,602 and $294,991, respectively)      $44,607,929             $40,481,767
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS A                                    3/31/05            2004           2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                   $10.82           $9.49          $8.09          $9.98         $12.91         $16.33
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                   $0.07           $0.06          $0.05          $0.03          $0.02          $0.07
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            1.03            1.33           1.38          (1.90)         (2.88)         (1.12)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total from investment operations             $1.10           $1.39          $1.43         $(1.87)        $(2.86)        $(1.05)
-----------------------------------------   ------          ------          -----          -----          -----         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.06)         $(0.06)        $(0.03)        $(0.02)        $(0.07)        $(0.09)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                         --              --             --             --             --          (2.26)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                          --              --             --             --             --          (0.02)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total distributions declared
to shareholders                             $(0.06)         $(0.06)        $(0.03)        $(0.02)        $(0.07)        $(2.37)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Net asset value, end of period              $11.86          $10.82          $9.49          $8.09          $9.98         $12.91
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total return (%)&(+)                         10.14++         14.64          17.66^        (18.76)        (22.27)         (7.77)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS A (CONTINUED)                        3/31/05            2004           2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.30+           1.30           1.26           1.20           1.22           1.22
------------------------------------------------------------------------------------------------------------------------------
Net investment income                         1.15+           0.54           0.57           0.30           0.18           0.48
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              15              59             59             48             69             86
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                               $8,840          $7,896         $6,634         $5,872         $9,493        $10,066
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This agreement terminated on January 31, 2005. Effective
    February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                 $0.05           $0.03          $0.02          $0.01         $(0.01)         $0.05
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.55+           1.52           1.57           1.44           1.47           1.36
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  0.90+           0.32           0.26           0.06          (0.07)          0.34
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the total return for the year ended September 30, 2003 would have been 0.73% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS B                                    3/31/05            2004           2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                   $10.62           $9.33          $7.98          $9.89         $12.82         $16.23
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)            $0.03          $(0.01)        $(0.01)        $(0.03)        $(0.05)        $(0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            1.01            1.30           1.36          (1.88)         (2.87)         (1.11)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total from investment operations             $1.04           $1.29          $1.35         $(1.91)        $(2.92)        $(1.13)
-----------------------------------------   ------          ------          -----          -----          -----         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                   $--             $--            $--            $--         $(0.01)           $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                         --              --             --             --             --          (2.26)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                          --              --             --             --             --          (0.02)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total distributions declared
to shareholders                                $--             $--            $--            $--         $(0.01)        $(2.28)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Net asset value, end of period              $11.66          $10.62          $9.33          $7.98          $9.89         $12.82
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total return (%)&                             9.79++         13.83          16.92^       (19.31)        (22.77)         (8.37)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS B (CONTINUED)                        3/31/05            2004           2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.95+           1.95           1.90           1.85           1.87           1.87
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  0.50+          (0.11)         (0.08)         (0.34)         (0.46)         (0.14)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              15              59             59             48             69             86
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                               $2,280          $2,234         $2,082         $2,534         $3,211         $2,356
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This agreement terminated on January 31, 2005. Effective
    February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                 $0.01          $(0.03)        $(0.03)        $(0.06)        $(0.08)        $(0.04)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    2.20+           2.17           2.21           2.09           2.12           2.01
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  0.25+          (0.33)         (0.39)         (0.58)         (0.71)         (0.28)
------------------------------------------------------------------------------------------------------------------------------
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the total return for the year ended September 30, 2003 would have been 0.74% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS C                                    3/31/05            2004           2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                   $10.59           $9.30          $7.95          $9.85         $12.76         $16.21
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)            $0.03          $(0.01)        $(0.01)        $(0.03)        $(0.05)        $(0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            1.01            1.30           1.36          (1.87)         (2.86)         (1.11)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total from investment operations             $1.04           $1.29          $1.35         $(1.90)        $(2.91)        $(1.13)
-----------------------------------------   ------          ------          -----          -----          -----         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                   $--+++          $--            $--            $--            $--         $(0.04)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                         --              --             --             --             --          (2.26)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                          --              --             --             --             --          (0.02)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total distributions declared
to shareholders                                $--             $--            $--            $--            $--         $(2.32)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Net asset value, end of period              $11.63          $10.59          $9.30          $7.95          $9.85         $12.76
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total return (%)&                             9.84++         13.87          16.98^       (19.29)        (22.81)         (8.38)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS C (CONTINUED)                        3/31/05            2004           2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.95+           1.95           1.89           1.85           1.87           1.87
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  0.51+          (0.11)         (0.07)         (0.34)         (0.47)         (0.14)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              15              59             59             48             69             86
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $676            $659           $466           $697         $1,088           $957
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This agreement terminated on January 31, 2005. Effective
    February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                 $0.01          $(0.03)        $(0.03)        $(0.06)        $(0.08)        $(0.04)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    2.20+           2.17           2.20           2.09           2.12           2.01
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  0.26+          (0.33)         (0.38)         (0.58)         (0.72)         (0.28)
------------------------------------------------------------------------------------------------------------------------------
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
  &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the total return for the year ended September 30, 2003 would have been 0.74% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS I                                    3/31/05            2004           2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                   $10.90           $9.56          $8.15         $10.06         $13.03         $16.47
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                   $0.09           $0.09          $0.08          $0.07          $0.06          $0.12
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            1.03            1.34           1.40          (1.92)         (2.91)         (1.13)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total from investment operations             $1.12           $1.43          $1.48         $(1.85)        $(2.85)        $(1.01)
-----------------------------------------   ------          ------          -----          -----          -----         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.09)         $(0.09)        $(0.07)        $(0.06)        $(0.12)        $(0.15)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                         --              --             --             --             --          (2.26)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                          --              --             --             --             --          (0.02)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total distributions declared
to shareholders                             $(0.09)         $(0.09)        $(0.07)        $(0.06)        $(0.12)        $(2.43)
-----------------------------------------   ------          ------          -----          -----          -----         ------
Net asset value, end of period              $11.93          $10.90          $9.56          $8.15         $10.06         $13.03
-----------------------------------------   ------          ------          -----          -----          -----         ------
Total return (%)&                            10.31++         14.98          18.22^       (18.53)        (22.05)         (7.45)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS I (CONTINUED)                        3/31/05            2004           2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    0.95+           0.95           0.91           0.85           0.87           0.87
------------------------------------------------------------------------------------------------------------------------------
Net investment income                         1.50+           0.89           0.92           0.65           0.52           0.84
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              15              59             59             48             69             86
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $32,812         $29,693        $25,809        $27,658        $38,108        $55,327
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This agreement terminated on January 31, 2005. Effective
    February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                        $0.07           $0.07          $0.05          $0.04          $0.03          $0.10
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.20+           1.17           1.22           1.09           1.12           1.01
------------------------------------------------------------------------------------------------------------------------------
Net investment income                         1.25+           0.67           0.61           0.41           0.27           0.70
------------------------------------------------------------------------------------------------------------------------------
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the total return for the year ended September 30, 2003 would have been 0.72% lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Union Standard Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for capital losses.

The tax character of distributions declared for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                               9/30/04       9/30/03
          Distributions declared from:
          ----------------------------------------------------------
            Ordinary income                   $270,063      $251,403
          ----------------------------------------------------------

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $294,991
          ----------------------------------------------------------
          Capital loss carryforward                     (12,961,318)
          ----------------------------------------------------------
          Unrealized appreciation                         5,502,473
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          September 30, 2008                               $(551,829)
          ----------------------------------------------------------
          September 30, 2009                                     --
          ----------------------------------------------------------
          September 30, 2010                              (6,234,544)
          ----------------------------------------------------------
          September 30, 2011                              (5,556,028)
          ----------------------------------------------------------
          September 30, 2012                                (618,917)
          ----------------------------------------------------------
          Total                                         $(12,961,318)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's other expenses during the fund's fiscal year, and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class A, Class B, Class C, and Class I shares. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on January 31, 2005. The fund will not be required to reimburse MFS the $97,055 for expenses borne under this agreement. Effective February 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                             BEGINNING OF
                                            PERIOD THROUGH
EFFECTIVE DATE                                 2/28/05              3/01/05

First $2 billion                               0.01120%             0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                              0.00832%             0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                              0.00032%             0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                        0.00000%             0.00000%
----------------------------------------------------------------------------

For the six months ended March 31, 2005, the fund paid MFS $1,625, equivalent to 0.0075% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,097 for the six months ended March 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                             CLASS A      CLASS B     CLASS C

Distribution Fee                               0.10%        0.75%       0.75%
-----------------------------------------------------------------------------
Service Fee                                    0.25%        0.25%       0.25%
-----------------------------------------------------------------------------
Total Distribution Plan                        0.35%        1.00%       1.00%
-----------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended March 31, 2005 amounted to:

                                             CLASS A      CLASS B     CLASS C

Service Fee Retained by MFD                     $657          $10          $2
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2005 were as follows:

                                             CLASS A      CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed        $18       $2,827         $32
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended March 31, 2005, the fund paid MFSC a fee of $21,090 for shareholder services which equated to 0.0971% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $13,393, and other costs paid by the fund directly to unaffiliated vendors for the six months ended March 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $6,353,974 and $6,175,061, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $35,760,267
          ----------------------------------------------------------
          Gross unrealized appreciation                  $10,592,799
          ----------------------------------------------------------
          Gross unrealized depreciation                   (1,793,355)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $8,799,444
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended 3/31/05          Year ended 9/30/04
                                              SHARES         AMOUNT          SHARES         AMOUNT

CLASS A SHARES

Shares sold                                    121,059       $1,407,945       213,353       $2,233,782
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    3,456           40,440         3,811           38,452
-------------------------------------------------------------------------------------------------------
Shares reacquired                             (109,124)      (1,269,005)     (186,115)      (1,959,847)
-------------------------------------------------------------------------------------------------------
Net change                                      15,391         $179,380        31,049         $312,387
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                     19,730         $228,040        31,750         $329,460
-------------------------------------------------------------------------------------------------------
Shares reacquired                              (34,522)        (396,794)      (44,606)        (458,733)
-------------------------------------------------------------------------------------------------------
Net change                                     (14,792)       $(168,754)      (12,856)       $(129,273)
-------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      3,073          $35,220        24,913         $258,228
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                        8               88            --               --
-------------------------------------------------------------------------------------------------------
Shares reacquired                               (7,125)         (79,624)      (12,834)        (132,873)
-------------------------------------------------------------------------------------------------------
Net change                                      (4,044)        $(44,316)       12,079         $125,355
-------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                      4,536          $53,450         4,903          $53,372
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   21,537          253,274        22,710          230,276
-------------------------------------------------------------------------------------------------------
Shares reacquired                                 (992)         (11,695)       (3,304)         (35,483)
-------------------------------------------------------------------------------------------------------
Net change                                      25,081         $295,029        24,309         $248,165
-------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2005 was $150, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended March 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 3/31/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Union Standard Equity Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                          499,682,691.97       8,755,056.01
------------------------------------------------------------------------------
David H. Gunning                          499,705,576.86       8,732,171.12
------------------------------------------------------------------------------
William R. Gutow                          499,684,657.77       8,753,090.21
------------------------------------------------------------------------------
Michael Hegarty                           499,551,638.26       8,886,109.72
------------------------------------------------------------------------------
J. Atwood Ives                            499,776,875.73       8,660,872.25
------------------------------------------------------------------------------
Amy B. Lane                               499,531,941.03       8,905,806.95
------------------------------------------------------------------------------
Robert J. Manning                         499,738,594.75       8,699,153.23
------------------------------------------------------------------------------
Lawrence T. Perera                        499,558,998.58       8,878,749.40
------------------------------------------------------------------------------
Robert C. Pozen                           499,807,748.41       8,629,999.57
------------------------------------------------------------------------------
J. Dale Sherratt                          499,681,096.34       8,756,651.64
------------------------------------------------------------------------------
Laurie J. Thomsen                         499,630,109.61       8,807,638.37
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              UNE-SEM-05/05 3M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.